Debt - First Insurance Funding line of credit (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
First Insurance Funding line of credit
Repayments of line of credit			$ 900
Outstanding debt balance	$ 237		622
First Insurance Funding
First Insurance Funding line of credit
Borrowings under line of credit			647
Repayments of line of credit	385		25
Outstanding debt balance	$ 237		0
Wells Fargo
First Insurance Funding line of credit
Borrowings under line of credit				$ 1,400
Repayments of line of credit				$ 1,400
B1 Bank
First Insurance Funding line of credit
Borrowings under line of credit		$ 300	900
Repayments of line of credit			$ 900